AMP PRODUCTIONS, LTD.
1444-3044 Bloor Street West
Toronto, ON  M8X 2YC
tel: (647)456-9521


                                                                 August 20, 2008


VIA  EDGAR

David  R.  Humphrey
Branch  Chief
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

     Re:     AMP  PRODUCTIONS,  LTD.
             FORM  10-KSB  FOR  THE  YEAR  ENDED  MARCH  31,  2008
             FILE  NO.  333-106291

Dear  Mr.  Humphrey:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, an amended Annual Report on Form 10KSB.

In response to the Staff's comments, we advise that our management performed its assessment of internal control over financial reporting as of March 31, 2008, but failed to include its report in the Company's Form 10KSB. In that we failed to include the report, we believe that our disclosure controls and procedures are not effective and we plan to implement corrective changes as outlined in the attached amended 10KSB.

We have also amended out certification under Item 601(b)(31) of Regulation S-B to include the introductory language of paragraph 4 and the language of paragraph 4(b) of Item 601(b)(31) of Regulation S-B.

Further in connection with the Staff's comments, we acknowledge as follows:

1. The Company is responsible for the adequacy and accuracy of the disclosure in the Filing;

2. Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3. The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff require additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,



/s/ Thomas Mills
Thomas Mills
President & CEO